Acquisition Debt (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Acquisition notes
	June 30, 2013 (unaudited)	December 31, 2012

Acquisition note for the purchase of Acer product designs, original amount $30,000, interest at 8%	30,000	30,000

	30,000	30,000
Less: current maturities	(30,000)	(30,000)
	$—	$—